MESSAGE FROM THE PRESIDENT
                                                              October 15, 1996
Dear Shareholder,



We are pleased to bring you the Franklin Universal Trust annual report for the 12-month period ended August 31, 1996.

As you may know, the Federal Reserve Board (the Fed) lowered interest rates twice in the last half of 1995 to help spur our languishing U.S. economy. With the Gross Domestic Product (GDP), a measure of the nation's economic output, posting a sluggish 2% annual growth rate for the last six months of 1995, the Fed lowered rates in July, December, and once again in January 1996. This third reduction lowered the federal funds target rate (the interest rate banks charge one another for overnight loans) to 5.25%.*

The economy began to change direction in early 1996. February employment reports showed the strongest job creation in eight years, and essentially quashed investors' hopes for further interest-rate reductions. Positive employment reports followed in March and April, while later economic reports put the annualized GDP at 3.4% for the first half of the year. Even though the economy was gaining momentum, inflation remained under control. For 1995, inflation (as measured by the Consumer Price Index) was a moderate 2.54%, and for the first half of 1996, an annualized 2.28%.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

*Source: Bloomberg.


Most financial markets performed well within this environment. The Dow Jones Industrial Average(R) topped 5000 for the first time in November 1995. Throughout 1996, its somewhat choppy ascent continued, and ended at 5616.21 by the close of the Trust's fiscal year. During the reporting period, the Dow Jones Industrial Average returned 24.8%.+*

Bond and utility-stock prices were aided by the lower interest-rate environment. The unmanaged Lehman Brothers High-Yield Corporate Bond Index posted a 9.64% cumulative total return from September 1, 1995, through August 31, 1996, while the Standard and Poor's(R) Utilities Index booked a 12.44% total return for the same period.+*

The Franklin Universal Trust also performed favorably within this environment, and the Managers' Discussion on page three provides specific details about your fund's performance and investment strategies.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

As always, we appreciate your continued investment in the Franklin Universal Trust and look forward to serving your future investment needs.

Sincerely,



Charles B. Johnson
President
Franklin Universal Trust



*Source: Bloomberg.
+Total returns include reinvested interest or dividends.

MANAGER'S DISCUSSION


YOUR FUND'S OBJECTIVE:

The Franklin Universal Trust seeks to provide high current income consistent with preservation of capital. The Franklin Universal Trust generated a cumulative total return of 12.84% for the 12-month period ended August 31, 1996, based on its change in market price on the New York Stock Exchange. This performance compares well with the fund's benchmark indices -- the Lehman Brothers High Yield Corporate Index (+9.64%) and the Standard and Poor's(R) Utilities Index (+12.44%).1

Moderate growth, mild inflation and declining interest rates during most of the Trust's fiscal year helped the performance of the fund's largest asset classes -- corporate bonds and utility stocks. In addition, the Trust benefited from the solid performance of individual securities.

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

1. Total returns include reinvested interest or dividends.
Indices are unmanaged, and one cannot invest directly in an index.

SECTOR DISCUSSIONS

MEDIA/BROADCASTING, CABLE TELEVISION,
AND TELECOMMUNICATIONS

The Trust maintained a strong weighting in media/broadcasting and cable television (12% of total net assets), growing industries that are benefiting from the Telecommunications Act, which Congress passed in February 1996.

Essentially, this law allows regional phone companies to offer long-distance and cable services, TV networks to own more TV and radio stations, and cable companies to set their own prices. The law has resulted in a rally for cable television and media/broadcasting bonds, as companies compete and consolidate. Our holding in Continental Cablevision, for instance, appreciated significantly following the announcement of its planned merger with U.S. West.


   FRANKLIN UNIVERSAL TRUST
   Top 10 Company Holdings
   As a Percentage of Total Net Assets
   August 31, 1996

   COMPANY                                              % OF TOTAL
   INDUSTRY                                             NET ASSETS

   Thermadyne Industries, Inc.3.47%
   Industrial (stock and bond)

   SCANA Corp.                                               3.30%

   Utility (stock)

   Texas Utilities Co.                                       3.22%
   Utility (stock)

   DPL, Inc.                                                 2.76%
   Utility (stock)

   Southern Co.                                              2.56%
   Utility (stock)

   Wisconsin Energy Corp.                                    2.47%
   Utility (stock)

   CINergy Corp.                                             2.42%
   Utility (stock)

   Del Monte Corp.                                           2.31%
   Food and Beverages (bond)

   American Electric Power Co., Inc.                         2.25%

   Utility (stock)

   Dominion Resources, Inc.                                  2.20%
   Utility (stock)

FOR A COMPLETE LIST OF THE TRUST'S PORTFOLIO, PLEASE SEE PAGE 12 OF THIS REPORT.

Additionally, the Trust has positioned itself to take advantage of positive global trends in telecommunications with holdings such as Milicom International Cellular, a company with diversified operations in several developing markets.

UTILITIES

The value of utility stocks tends to increase when interest rates fall. Although interest rates did rise somewhat in the last six months of the reporting period, they remained at lower levels than one year ago. In addition to the positive economic environment, the performance of the portfolio's utility-stock portion (30.3% of total net assets) was aided by our selection of several strong performers, including Duke Power Co., SCANA Corp., and Texas Utilities.

The changing regulatory environment may have a significant impact on utility stocks. Industry-wide deregulation could give customers the power to choose their utility-provider. We have focused our holdings on utilities we believe can best handle increased competition -- companies with low production costs, strong entrepreneurial management teams, and service areas located in regions experiencing growth.

HEALTH CARE

Positive industry trends and ongoing consolidations among health-care companies continued to make this sector active and profitable for the Trust. The selection of specific securities, including two high-performing acute-care providers --OrNda Healthcorp and Tenet Healthcare -- helped the Trust's performance over the 12-month period. Both companies have shown positive improvements in their creditworthiness and should provide solid upside potential for 1996-97 as well.

FOREST & PAPER PRODUCTS

This industry comprised 6.9% of total net assets on August 31, 1996. The bonds of two Indonesian companies, Tjiwi Kimia International and Rapp International Finance, appreciated significantly. Their exceptional performance was attributed to the Indonesian economy's strong overall performance and to their access to low-cost fiber and labor.

As you may know, the Trust's high yields reflect the higher risks associated with certain lower-rated securities in the portfolio. As of August 31, 1996, the Trust held two defaulted issues -- Beatrice Foods, Inc. and Forstmann Textiles & Co., Inc. -- which comprised only .4% of total net assets.

WHAT'S AHEAD?

Recent economic data continue to suggest moderate economic growth and stable interest rates for the near term. Inflation, while inching up slightly, seems to be under control. Should this environment continue, high-yield corporate bonds and utility equities should remain attractive investments over the short to intermediate term, and this would bode favorably for the Franklin Universal Trust.

Just as economic and market conditions constantly change, our strategies, evaluations, conclusions and decisions regarding portfolio holdings discussed above will also change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing our selection process for the Trust's purchases.

PERFORMANCE SUMMARY

The Franklin Universal Trust's share price on the New York Stock Exchange (NYSE) increased from $8.875 on August 31, 1995, to $9.125 on August 31, 1996. The Trust's net asset value per share increased 17 cents from $9.36 on August 31, 1995, to $9.53 on August 31, 1996.

During the reporting  period,  the Trust distributed  income dividends  totaling
84.6 cents ($.846) per share, which included a 4.2 centper share income distribution in December 1995 to meet excise tax requirements. Based on an annualization of the current monthly dividend of 6.7 cents ($.067) per share and the NYSE closing price of $9.125 on August 31, 1996, the Trust's distribution rate was 8.81%. Dividends will vary based on the earnings of the portfolio, and past distributions are not predictive of future trends.

The Franklin Universal Trust reported a cumulative total return of 12.84% for the one-year period ended August 31, 1996. Total return reflects the change in the Trust's share price on the NYSE. Based on the change in net asset value (as opposed to market price), the one-year total return for the same period was 11.13%. All total returns assume the reinvestment of dividends and capital gains according to the terms specified in the Trust's dividend reinvestment plan.
Past performance is not predictive of future trends.

We urge you to view your investment in theFranklin Universal Trust with a long-term perspective. As the chart to the right shows, the Trust reported a cumulative total return of 148.79%, based on net asset value, since its inception on September 23, 1988.


FRANKLIN UNIVERSAL TRUST
Periods Ended August 31, 1996

                                                                    SINCE
                                                                  INCEPTION
                                             1-YEAR     5-YEAR     (9/23/88)

      Cumulative Total Return1
       Based on change in net asset value     11.74%     104.90%    148.79%
       Based on change in market price        12.84%     106.52%    121.36%

      Average Annual Total Return1
       Based on change in net asset value     11.74%      --         15.43%
       Based on change in market price        12.84%      15.61%     10.52%

      Distribution Rate2                       8.81%


1. Total return calculations represent the change in value of an investment over the periods indicated and assume reinvestment of all distributions according to the terms specified in the Trust's dividend reinvestment plan.
2. Distribution rate is based on the annualization of the Trust's current 6.7 cent per share monthly dividend and the New York Stock Exchange closing price of $9.125 on August 31, 1996. Past performance is not predictive of future results.


PORTFOLIO OPERATIONS

CHRISTOPHER MOLUMPHY
Senior Portfolio Manager
Franklin Advisers, Inc.

Christopher Molumphy has responsibility for the day-to-day management of the Franklin Universal Trust.

Molumphy holds a bachelor of arts degree in economics from Stanford University and a master's degree in finance from the University of Chicago. He has been with Franklin Advisers since 1988. Molumphy is a Chartered Financial Analyst
(CFA) and a member of several securities industry associations. He has managed the Franklin Universal Trust since 1991.

  * * * * *

As of August 31, 1996, Morningstar awarded the Franklin Universal
Trust a five-star overall rating, measuring its performance against a universe of 63 closed-end fixed-income funds for the five-year period.*

*Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-year and five-year average annual returns in excess of 90-day Treasury bill returns and a risk factor that reflects fund performance below 90-day T-bill returns. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars and 35% receive three stars. Ratings for other periods ended August 31, 1996: four stars for the three-year period, out of a universe of 93 closed-end fixed-income funds.


DIVIDEND REINVESTMENT PLAN

The Fund's Dividend Reinvestment Plan (the "Plan") offers you a prompt and simple way to reinvest income dividends and capital gain distributions in shares of the Fund. PNC Bank, National Association (the "Plan Agent"), c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899, acts as your Plan Agent in administering the Plan. All reinvestments are in full and fractional shares, carried to two decimal places. The complete Terms and Conditions of the Dividend Reinvestment Plan are contained in the Fund's prospectus, dated September 23, 1988, used in connection with its initial public offering. A copy of that prospectus may be obtained from the Fund at the address on the cover of this report.

You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. You should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.

If the Fund declares an income dividend or a capital gains distribution payable in either the Fund's shares or in cash, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund. If the market price per share on the valuation date equals or exceeds the net asset value per share on that date, the Fund will issue new shares to you at the higher of the net asset value or 95% of the market price on the valuation date. The valuation date is generally the payment date or, if that date is not a trading day on the New York Stock Exchange, the next preceding trading day. If the net asset value per share exceeds the market price per share at such time, or if the Fund declares a dividend or distribution payable only in cash, you will be deemed to have elected to receive shares of the Fund valued at the market price on the valuation date, purchased on your behalf by the Plan Agent in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share of the Fund, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

There is no direct charge to participants for reinvesting dividends and distributions, since the Plan Agent's fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred.

The automatic reinvestment of dividends and distributions does not relieve shareholders of liability for any taxes which may be payable on such dividends or distributions. Generally, income and capital gains resulting from dividends and distributions received in the form of shares of the Fund are realized notwithstanding the fact that cash is not received by shareholders.

You will receive an annual account statement from the Plan Agent, showing total dividends and distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.

As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in non-certificated form. This convenience provides added protection against loss, theft or inadvertent destruction of certificates.

You may withdraw from the Plan at any time, without penalty, by notifying the Plan Agent in writing at the address above. If you withdraw from the Plan, you will receive a certificate issued in your name for all full shares and the Plan Agent will convert any fractional shares you hold at the time of withdrawal to cash at the then current market price and send you a check for the proceeds.

If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information.

`
FRANKLIN UNIVERSAL TRUST

Statement of Investments in Securities and Net Assets, August 31, 1996


   Shares,
  Warrants                                                                                              Value
  & Rights                                                                                            (Note 2)

                 Automotive  .2%
     60,800      aHarvard Industries, Inc., Class B ............................................      $  471,200
                                                                                                   -------------
                 Containers & Packaging  .1%
     46,137      aGaylord Container Corp., warrants ............................................         348,911
                                                                                                   -------------
                 Energy  .8%
      9,000      aMcMoRan Oil & Gas Co. ........................................................          18,000
     14,935      aSanta Fe Energy Resources, Inc. ..............................................         175,486
     66,600      Ultramar Corp. ................................................................       1,831,500
                                                                                                   -------------
                                                                                                       2,024,986
                                                                                                   -------------
                 Financial Services
     15,180      aWestfed Holdings, Inc. , Series B ............................................              --
                                                                                                   -------------
                 Health Care  .4%
      4,066      aKendall International, Inc., Class A, warrants ...............................         383,891
      4,348      aKendall International, Inc., Class B, warrants ...............................         388,776
      2,456      aKendall International, Inc., rights ..........................................         231,883
                                                                                                   -------------
                                                                                                       1,004,550
                                                                                                   -------------
                 Home Building  .1%
     35,141      a,bNVR, Inc. ..................................................................         329,447
     35,607      a,bNVR, Inc., warrants ........................................................          17,804
                                                                                                   -------------
                                                                                                         347,251
                                                                                                   -------------
                 Industrial  .1%
      7,254      aThermadyne Industries, Inc. ..................................................         151,427
                                                                                                   -------------
                 Lodging
       752a      Host Marriott Corp. ...........................................................          10,340
        752      Marriott International, Inc. ..................................................          41,266
                                                                                                   -------------
                                                                                                          51,606
                                                                                                   -------------
                 Metals & Mining  2.7%
    228,000      Driefontein Consolidated Mines, Ltd., ADR .....................................       2,935,500
    131,350      Free State Consolidated Gold Mines, Ltd., ADR .................................       1,461,269
      4,500      Freeport-McMoRan Copper & Gold, Inc. ..........................................         126,563
     63,156      Freeport-McMoRan Copper & Gold, Inc., Class B .................................       1,855,208
     15,000      Freeport-McMoRan, Inc. ........................................................         515,625
      4,000      aGulf States Steel, warrants ..................................................          20,000
                                                                                                   -------------
                                                                                                       6,914,165
                                                                                                   -------------
                 Technology/Information Systems  .1%
     84,885      aMemorex Telex N.V., ADR ......................................................         106,106
                                                                                                   -------------
                 Transportation  .2%
      5,446      aContinental Airlines, Inc., Class A ..........................................      $  119,812
     15,160      aContinental Airlines, Inc., Class B ..........................................         342,995
                                                                                                   -------------
                                                                                                         462,807
                                                                                                   -------------
                 Utilities  30.3%
    138,600      American Electric Power Co., Inc. .............................................       5,751,900
    205,600      CINergy Corp. .................................................................       6,168,000
     79,700      Delmarva Power & Light Co. ....................................................       1,633,850
    150,000      Dominion Resources, Inc. ......................................................       5,606,250
    298,000      DPL, Inc. .....................................................................       7,040,250
     80,000      Duke Power Co. ................................................................       3,740,000
     74,600      Edison International ..........................................................       1,296,175
     35,300      New England Electric System ...................................................       1,151,663
     90,000      New Jersey Resources Corp. ....................................................       2,576,250
    175,000      New York State Electric & Gas Corp. ...........................................       3,762,500
    140,000      PECO Energy Co. ...............................................................       3,290,000
     77,000      Pinnacle West Capital Corp. ...................................................       2,213,750
    100,000      Public Service Co. of Colorado ................................................       3,562,500
    309,200      SCANA Corp. ...................................................................       8,425,700
    289,300      Southern Co. ..................................................................       6,545,413
    200,200      Texas Utilities Co. ...........................................................       8,208,200
    229,400      Wisconsin Energy Corp. ........................................................       6,308,500
                                                                                                   -------------
                                                                                                      77,280,901
                                                                                                   -------------
                 Wireless/Telecommunications  1.2%
     40,600      BellSouth Corp. ...............................................................       1,471,750
        130      fNippon Telegraph & Telephone Corp.(Japan) ....................................         922,503
     15,300      SBC Communications, Inc. ......................................................         713,363
                                                                                                   -------------
                                                                                                       3,107,616
                                                                                                   -------------
                       Total Common Stocks, Warrants & Rights (Cost $81,554,349) ...............      92,271,526
                                                                                                   -------------
                 Partnership Units  .1%
                 Financial Services
          5      cPG Partners, L.P., Preference Units (Cost $209,806) ..........................         395,850
                                                                                                   -------------
                 Preferred Stocks  6.6%
                 Automotive  .6%
     69,017      Harvard Industries, Inc., 14.25% pfd., PIK ....................................       1,535,635
                                                                                                   -------------
                  Cable Television  1.2%
     31,272      Cablevision Systems Corp., 11.125% pfd., PIK, Series L ........................       2,955,224
                                                                                                   -------------
                 Consumer Products  .9%
    420,000      RJR Nabisco Holdings, $0.6012 cvt. pfd., Series C .............................     $ 2,257,500
                                                                                                   -------------
                 Financial Services  2.2%
     40,000      First Nationwide Bank, 11.50% pfd. ............................................       4,360,000
     50,000      Security Capital Pacific, 1.75% cvt. pfd., Series A ...........................       1,275,000
     49,806      Westfed Holdings, Inc., 15.50% cum. senior pfd., Series A .....................             498
                                                                                                   -------------
                                                                                                       5,635,498
                                                                                                   -------------
                 Media and Broadcasting  1.6%
      2,332      PanAmSat Corp.,12.75% pfd., PIK ...............................................       2,671,173
    142,190      Triathlon Broadcasting Co., 9.00% cvt. pfd.....................................       1,421,900
                                                                                                   -------------
                                                                                                       4,093,073
                                                                                                   -------------
                 Restaurants  .1%
     30,000      Flagstar Cos., Inc., $2.25 cvt. pfd., Series A ................................         331,875
                                                                                                   -------------
                       Total Preferred Stocks (Cost $22,637,556) ...............................      16,808,805
                                                                                                   -------------
    Face
   Amount
                 Non-Convertible Bonds  82.9%
                 Automotive  3.0%
 $4,000,000      Harvard Industries, Inc., senior notes, 12.00%, 07/15/04 ......................       3,620,000
  3,800,000      SPX Corp., senior sub. notes, 11.75%, 06/01/02 ................................       4,104,000
                                                                                                   -------------
                                                                                                       7,724,000
                                                                                                   -------------
                 Cable Television  4.2%
  5,000,000      Bell Cablemedia, Plc., senior disc. notes, zero coupon to 07/15/99, (original
                  accretion rate 11.95%), 11.95% thereafter, 07/15/04 ..........................       3,762,500
  3,000,000      Cablevision Systems Corp., senior sub. deb., 9.875%, 04/01/23 .................       2,782,500
  1,000,000      Comcast Corp., senior sub. deb., 9.50%, 01/15/08 ..............................       1,005,000
  3,000,000      Tele-Communications, Inc., senior deb., 9.80%, 02/01/12 .......................       3,187,797
                                                                                                   -------------
                                                                                                      10,737,797
                                                                                                   -------------
                 Chemicals  4.7%
  3,000,000      Arcadian Partners, S.F., senior sub. notes, Series B, 10.75%, 05/01/05 ........       3,270,000
  4,000,000      Harris Chemical North America, Inc., senior secured disc. notes, 10.25%, 07/15/01     4,020,000
    500,000      IMC Global, Inc., senior deb., 9.45%, 12/15/11 ................................         528,750
  1,000,000      IMC Global, Inc., senior notes, 9.25%, 10/01/00 ...............................       1,050,000
  1,500,000      IMC Global, Inc., senior notes, Series B, 10.125%, 06/15/01 ...................       1,631,250
  1,350,000      IMC Global, Inc., senior notes, Series B, 10.75%, 06/15/03 ....................       1,473,188
                                                                                                   -------------
                                                                                                      11,973,188
                                                                                                   -------------
                 Consumer Products  4.0%
 $2,750,000      Coleman Holdings, Inc., senior secured disc. notes, (original accretion rate
                  10.875%), 0.00%, 05/27/98 ....................................................     $ 2,351,250
  3,000,000      Revlon Consumer Products Corp., senior sub. notes, Series B, 10.50%, 02/15/03 .       3,112,500
  1,500,000      Revlon Worldwide Corp., senior secured disc. notes, Series B, (original accretion
                  rate 12.00%), 0.00%, 03/15/98 ................................................       1,276,875
  1,500,000      RJR Nabisco, Inc., senior notes, 9.25%, 08/15/13 ..............................       1,471,875
  2,000,000      Sealy Corp., senior sub. notes, 9.50%, 05/01/03 ...............................       1,990,000
                                                                                                   -------------
                                                                                                      10,202,500
                                                                                                   -------------
                 Containers & Packaging  2.8%
  1,000,000      Container Corp. of America, guaranteed senior notes, Series A, 11.25%, 05/01/04       1,050,000
  3,000,000      Container Corp. of America, senior notes, 9.75%, 04/01/03 .....................       3,000,000
  3,000,000      Owens-Illinois, Inc., senior sub. notes, 9.75%, 08/15/04 ......................       3,052,500
                                                                                                   -------------
                                                                                                       7,102,500
                                                                                                   -------------
                 Energy  1.4%
  3,500,000      Gulf Canada Resources, Ltd., senior sub. deb., 9.25%, 01/15/04 ................       3,561,250
                                                                                                   -------------
                 Food & Beverages  5.4%
  1,600,000      a,b,eBeatrice Foods, Inc., S.F., senior sub. notes, 12.00%, 12/01/01 ..........         680,000
    600,000      Curtice-Burns Foods, Inc., senior sub. notes, 12.25%, 02/01/05 ................         573,000
  6,064,861      Del Monte Corp., sub. notes, PIK, 12.25%, 09/01/02 ............................       5,882,916
    850,000      Doane Products Co., senior notes, 10.625%, 03/01/06 ...........................         871,250
    300,000      Dr Pepper Bottling Co. of Texas, senior sub. notes, 10.25%, 02/15/00 ..........         309,000
  2,800,000      PMI Acquisition Corp., guaranteed senior sub. notes, 10.25%, 09/01/03 .........       2,856,000
  1,000,000      Specialty Foods Corp., senior sub. notes, Series B, 11.25%, 08/15/03 ..........         815,000
  2,000,000      Specialty Foods Corp., senior unsecured notes, Series B, 10.25%, 08/15/01 .....       1,830,000
                                                                                                   -------------
                                                                                                      13,817,166
                                                                                                   -------------
                 Food Retailing  7.2%
  4,000,000      Bruno's, Inc., senior sub. notes, 10.50%, 08/01/05 ............................       4,090,000
  1,000,000      Dominick's Finer Foods, senior sub. notes, 10.875%, 05/01/05 ..................       1,091,250
  1,100,000      P & C Food Markets, Inc., senior sub. notes, 11.50%, 10/15/01 .................       1,017,500
  4,000,000      Pathmark Stores, Inc., senior sub. notes, 9.625%, 05/01/03 ....................       3,800,000
  1,000,000      Penn Traffic Co., senior notes, 8.625%, 12/15/03 ..............................         825,000
  2,000,000      Penn Traffic Co., senior notes, 10.375%, 10/01/04 .............................       1,750,000
  2,000,000      Pueblo Xtra International, senior notes, 9.50%, 08/01/03 ......................       1,760,000
  1,000,000      Ralphs Grocery Co., sub. notes, 10.45%, 06/15/04 ..............................         990,000
  3,000,000      Smith's Food & Drug Centers, Inc., senior sub. notes, 11.25%, 05/15/07 ........       3,157,500
                                                                                                   -------------
                                                                                                      18,481,250
                                                                                                   -------------

                 Forest & Paper Products  6.9%
 $1,812,995      Fort Howard Corp., sub. deb., 11.00%, 01/02/02 ................................     $ 1,885,515
  4,000,000      Rapp International Finance, company guaranteed, secured notes, 13.25%, 12/15/05       4,340,000
  1,000,000      REPAP New Brunswick, senior notes, 9.875%, 07/15/00 ...........................       1,000,000
  2,000,000      REPAP New Brunswick, senior notes, 10.625%, 04/15/05 ..........................       1,910,000
  1,000,000      REPAP New Brunswick, senior notes, FRN, 8.8125%, 07/15/00 .....................         985,000
  1,500,000      REPAP Wisconsin, Inc., senior secured notes, 9.25%, 02/01/02 ..................       1,477,500
    500,000      REPAP Wisconsin, Inc., senior secured notes, 9.875%, 05/01/06 .................         468,750
  2,200,000      S.D. Warren Co., senior sub.notes, 12.00%, 12/15/04 ...........................       2,337,500
  3,000,000      Tjiwi Kimia International, guaranteed senior notes, 13.25%, 08/01/01 ..........       3,315,000
                                                                                                   -------------
                                                                                                      17,719,265
                                                                                                   -------------
                  Gaming & Leisure  4.7%


  4,000,000      Aztar Corp., senior sub. notes, 13.75%, 10/01/04 ..............................       4,500,000
  2,000,000      Harvey's Casino Resorts, senior sub. notes, 10.625%, 06/01/06 .................       2,070,000
  1,000,000      Players International, Inc., senior notes, 10.875%, 04/15/05 ..................       1,000,000
  4,000,000      Showboat, Inc., senior sub. notes, 13.00%, 08/01/09 ...........................       4,470,000
                                                                                                   -------------
                                                                                                      12,040,000
                                                                                                   -------------
                 Health Care  5.5%
  4,000,000      Abbey Healthcare Group, Inc., senior sub. notes, 9.50%, 11/01/02 ..............       4,160,000
  1,500,000      cMaxxim Medical, Inc., senior sub. notes, 10.50%, 08/01/06 ....................       1,522,500
  4,000,000      OrNda Healthcorp, guaranteed senior sub. notes, 11.375%, 08/15/04 .............       4,445,000
    600,000      Tenet Healthcare Corp., senior notes, 8.625%, 12/01/03 ........................         625,500
    500,000      Tenet Healthcare Corp., senior sub. notes, 9.625%, 09/01/02 ...................         545,000
  2,500,000      Tenet Healthcare Corp., senior sub. notes, 10.125%, 03/01/05 ..................       2,696,875
                                                                                                   -------------
                                                                                                      13,994,875
                                                                                                   -------------
                 Industrial  5.9%
  3,000,000      American Standard, Inc., S.F., deb., 9.25%, 12/01/16 ..........................       3,000,000
  1,000,000      American Standard, Inc., S.F., senior sub. deb., zero coupon to 06/01/98,
                  (original accretion rate 10.50%), 10.50% thereafter, 06/01/05 ................         900,000
  2,400,000      Inter-City Products Corp., senior secured notes, 9.75%, 03/01/00 ..............       2,310,000
  3,631,000      Thermadyne Industries, Inc., senior notes, 10.25%, 05/01/02 ...................       3,653,694
  5,035,000      Thermadyne Industries, Inc., sub. notes, 10.75%, 11/01/03 .....................       5,060,175
                                                                                                   -------------
                                                                                                      14,923,869
                                                                                                   -------------
                 Insurance  1.0%
  2,600,000      cAetna Industries, Inc., senior notes, 11.875%, 10/01/06 ......................       2,600,000
                                                                                                   -------------
                 Lodging  2.3%
  4,000,000      John Q. Hammons Hotels, first mortgage, 8.875%, 02/15/04 ......................       3,800,000
  2,000,000      Red Roof Inns, senior notes, 9.625%, 12/15/03 .................................       1,945,000
                                                                                                   -------------
                                                                                                       5,745,000
                                                                                                   -------------
                 Media & Broadcasting  4.6%
 $2,000,000      American Media Operation, senior sub. notes, 11.625%, 11/15/04 ................     $ 2,070,000
  1,000,000      Hollinger International Publishing, senior sub. notes, 9.25%, 02/01/06 ........         942,500
  3,000,000      New World Communications Group Inc. , senior notes, 11.00%, 06/30/05 ..........       3,210,000
  4,000,000      PanAmSat Capital Corp., L.P., senior sub. disc. notes, zero coupon to 08/01/98,
                  (original accretion rate 11.375%), 11.375% thereafter, 08/01/03 ..............       3,560,000
  2,000,000      Turner Broadcasting Systems, Inc., senior deb., 8.40%, 02/01/24 ...............       1,838,243
                                                                                                   -------------
                                                                                                      11,620,743
                                                                                                   -------------
                 Metals & Mining  4.6%
  5,000,000      Acme Metals, Inc., guaranteed senior secured disc. notes, zero coupon to 08/01/97,
                  (original accretion rate 13.50%), 13.50% thereafter, 08/01/04 ................       4,575,000
  3,000,000      Envirosource, Inc., senior notes, 9.75%, 06/15/03 .............................       2,850,000
  4,000,000      Gulf States Steel, units, 13.50%, 04/15/03 ....................................       3,580,000
    615,000      UCAR Global Enterprises, senior sub. notes, 12.00%, 01/15/05 ..................         701,868
                                                                                                   -------------
                                                                                                      11,706,868
                                                                                                   -------------
                 Restaurants  3.1%
  2,112,462      bAtherton Franchise Capital, L.P., 11.00%, 05/01/06 ...........................       1,774,468
  2,000,000      Family Restaurants, Inc., senior notes, 9.75%, 02/01/02 .......................       1,225,000
  1,500,000      Flagstar Corp., senior notes, 10.875%, 12/01/02 ...............................       1,320,000
  1,510,000      Flagstar Corp., S.F., senior sub. deb., 11.25%, 11/01/04 ......................       1,000,374
  2,500,000      Foodmaker, Inc., S.F., senior sub. notes, 9.25%, 03/01/99 .....................       2,506,250
                                                                                                   -------------
                                                                                                       7,826,092
                                                                                                   -------------
                 Technology/Information Systems  .8%
  2,000,000      ADT Operations, Ltd., guaranteed senior sub. notes, 9.25%, 08/01/03 ...........       2,085,000
                                                                                                   -------------
                 Textiles & Apparel  1.0%
  2,000,000      Collins & Aikman Corp., senior sub. notes, 11.50%, 04/15/06 ...................       2,050,000
  1,550,000      a,eForstmann Textile & Co., Inc., S.F., senior sub. notes, 14.75%, 04/15/99 ...         612,250
                                                                                                   -------------
                                                                                                       2,662,250
                                                                                                   -------------
                 Utilities  1.9%
  2,000,000      El Paso Electric Co., first mortgage, Series E, 9.40%, 05/01/11 ...............       2,022,500
    775,818      Midland Funding II, S.F., deb., Series C, 10.33%, 07/23/02 ....................         811,700
  2,000,000      Midland Funding II, S.F., secured lease obligation, Series A, 11.75%, 07/23/05        2,135,000
                                                                                                   -------------
                                                                                                       4,969,200
                                                                                                   -------------
                 Wireless/Telecommunications  7.9%
  6,000,000      Arch Communications Group, Inc., senior disc. notes, zero coupon to 03/15/01,
                  (original accretion rate 10.875%), 10.875% thereafter, 03/15/08 ..............       3,195,000
  6,000,000      Comcast Cellular Corp., senior sub. deb., Series B, (original accretion rate 11.37%),
                  0.00%, 03/05/00 ..............................................................       4,207,500
                 Wireless/Telecommunications (cont.)
 $6,000,000      cMillicom International Cellular, SA, senior disc. notes, zero coupon to 06/01/00,
                  (original accretion rate 13.50%), 13.50% thereafter, 06/01/06 ................     $ 3,225,000
  3,000,000      Nextel Communications, senior disc. notes, (original accretion rate 9.75%), 0.00%,
                  08/15/04 .....................................................................       1,773,750
  4,000,000      Rogers Cantel Mobile Communications, Inc., senior secured deb., 9.75%, 06/01/16       3,860,000
  5,000,000      Sprint Spectrum, L.P., senior disc. notes, zero coupon to 08/15/01, (original
                  accretion rate 12.50%), 12.50% thereafter, 08/15/06 ..........................       2,837,500
  1,700,000      Teleport Communications Group, Inc., senior disc. notes, zero coupon to 07/01/01,
                  (original accretion rate 11.125%), 11.125% thereafter, 07/01/07 ..............       1,045,500
                                                                                                   -------------
                                                                                                      20,144,250
                                                                                                   -------------
                       Total Non-Convertible Bonds (Cost $209,564,112) .........................     211,637,063
                                                                                                   -------------
                 Convertible Bonds  2.1%
                 Electronics  .6%
  1,500,000      cDovatron International, Inc., cvt. sub. notes, 6.00%, 10/15/02 ...............       1,545,000
                                                                                                   -------------
                 Financial Services  .3%
  1,000,000      cPeregrine Investment Finance, cvt. guaranteed, 4.50%, 12/01/00 ...............         850,000
                                                                                                   -------------
                 Health Care      .5%
    200,000      Sun Healthcare Group, Inc., cvt. sub. notes, 6.00%, 03/01/04 ..................         174,000
    850,000      cU.S. Diagnostic Labs, Inc., cvt., sub. deb., 9.00%, 03/31/03 .................       1,100,750
                                                                                                   -------------
                                                                                                       1,274,750
                                                                                                   -------------
                 Media & Broadcasting  .4%
  1,000,000      cAll American Communications, Inc., cvt. sub. notes, 6.50%, 10/01/03 ..........         860,000
                                                                                                   -------------
                 Technology/Information Systems  .3%
    700,000      cAltera Corp., cvt. sub. notes, 5.75%, 06/15/02 ...............................         751,624
                                                                                                   -------------
                       Total Convertible Bonds (Cost $5,171,267) ...............................       5,281,374
                                                                                                   -------------
                       Total Bonds (Cost $214,735,379) .........................................     216,918,437
                                                                                                   -------------
                 Foreign Government Agencies  .3%
  4,350,000      dESCOM, E168, utility deb. (South Africa), 11.00%, 06/01/08 (Cost $1,030,750) .         742,625
                                                                                                   -------------
                       Total Long Term Investments (Cost $320,167,840)..........................     327,137,243
                                                                                                   -------------
           gReceivables from Repurchase Agreements
     76,260      Joint Repurchase Agreement, 5.226%, 09/03/96, (Maturity Value $75,973)
                  (Cost $75,929)
                   B.A. Securities, Inc., (Maturity Value $10,514)
                    Collateral: U.S. Treasury Bills, 10/17/96
                 U.S. Treasury Notes, 6.00% - 7.875%, 02/28/97 - 05/31/98
                   Bear, Stearns & Co., Inc., (Maturity Value $10,514)
                    Collateral: U.S. Treasury Notes, 5.625% - 7.00%, 10/31/97 - 10/31/00
                   B.T. Securities Corp., (Maturity Value $10,514)
                    Collateral: U.S. Treasury Notes, 7.25%, 11/30/96
                   Daiwa Securities America, Inc., (Maturity Value $10,514)
                    Collateral: U.S. Treasury Notes, 5.00% - 5.25%, 01/31/98 - 01/31/01
                   Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $10,514)
                    Collateral: U.S. Treasury Notes,5.25% - 7.25%, 08/31/96 - 06/30/00
                   Fuji Securities, Inc., (Maturity Value $10,514)
                    Collateral: U.S. Treasury Notes, 7.75% - 8.75%, 05/15/97 - 08/15/01
                   UBS Securities, L.L.C., (Maturity Value $12,845)
                    Collateral: U.S. Treasury Notes, 6.375% - 7.125%, 02/29/00 - 07/31/01 ......          75,929
                                                                                                   -------------
                           Total Investments (Cost $320,243,769)  128.2% .......................     327,213,172
                           Liabilities in Excess of Other Assets  (28.2)% ......................     (72,013,341)
                                                                                                   -------------
                           Net Assets  100.0% ..................................................    $255,199,831
                                                                                                   =============


                 At August 31,1996 the net unrealized appreciation based on the cost of investments for income tax purposes of $320,274,708 was as follows:
                   Aggregate gross unrealized appreciation for all investments in which there was an
                  excess of value over tax cost ................................................   $  27,740,998
                   Aggregate gross unrealized depreciation for all investments in which there was an
                  excess of tax cost over value ................................................     (20,802,534)
                                                                                                   -------------
                   Net unrealized appreciation .................................................  $    6,938,464
                                                                                                   =============


PORTFOLIO ABBREVIATIONS:
FRN     - Floating Rate Note
L.L.C.  - Limited Liability Corp.
L.P.    - Limited Partnership
PIK     - Payment-in-Kind
S.F.    - Sinking Fund

aNon-income producing.
bSee Note 8 regarding restricted securities.
cPurchased in a private placement transaction; resale may only be to qualified institutional buyers.
dFace amount is stated in foreign currency and value is stated in U.S. dollars. eSee Note 9 regarding defaulted securities.
fSecurities traded in foreign currency and valued in U.S. dollars.
gFace amount for repurchase agreements is for the underlying collateral. See Note 2(g) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.


FRANKLIN UNIVERSAL TRUST

Financial Statements

Statement of Assets and Liabilities
August 31, 1996

Assets:
 Investments in securities, at value
  (identified cost $320,167,840)          $327,137,243
 Receivables from repurchase
 agreements, at value and cost                  75,929
 Dividends and interest receivable           5,112,433
 Unamortized note issuance costs
  (Note 3)                                     247,659
                                        --------------

   Total assets                            332,573,264
                                        --------------

Liabilities:
 Payables:
  Notes (Note 3)                            74,973,947
  Accrued interest (Note 3)                  2,109,375
  Management fees                              207,053
 Accrued expenses and other liabilities         83,058
                                        --------------
   Total liabilities                        77,373,433
                                        --------------
Net assets, at value                      $255,199,831
                                        ==============
Net assets consist of:
 Undistributed net investment income    $    1,252,117
 Net unrealized appreciation on
  investments and translation of
  assets and liabilities denominated
  in foreign currencies                      6,969,000
 Undistributed net realized gain on
  investments and foreign currency
  transactions                                 107,572
 Capital shares                            246,871,142
                                        --------------
Net assets, at value                      $255,199,831
                                        ==============
Net asset value per share:
 ($255,199,831 / 26,779,333 shares
 of beneficial interest outstanding)             $9.53
                                        ==============

Statement of Operations
for the year ended August 31, 1996


Investment income:
 Dividends, net of foreign
  taxes withheld of $7,679    $  6,505,316
 Interest                       22,730,256
                            --------------

   Total income                            $29,235,572
Expenses:
 Management fees (Note 6)        2,491,558
 Shareholder servicing costs       193,238
 Amortization of note
  issuance costs                   124,165
 Professional fees                  50,135
 Reports to shareholders            32,518
 Trustees' fees and expenses        21,255
 Custodian fees                     17,801
 Other                              50,482
                            --------------

 Operating expenses              2,981,152
 Interest expense (Note 3)       4,231,812
                            --------------

   Total expenses                            7,212,964
                                        --------------
    Net investment income                   22,022,608
                                        --------------
Realized and unrealized gain
 (loss) from investments and
 foreign currency:
  Net realized gain (loss) from:
   Investments                               4,588,243
   Foreign currency
    transactions                                (9,570)
  Net unrealized appreciation
   (depreciation) on:
    Investments                                520,907
    Translation of assets and
     liabilities denominated
     in foreign currency                          (561)
                                        --------------
  Net realized and unrealized
   gain from investments and
   foreign currencies                        5,099,019
                                        --------------
  Net increase in net assets
   resulting from operations               $27,121,627
                                        ==============

The accompanying notes are an integral part of these financial statements.



FRANKLIN UNIVERSAL TRUST

Financial Statements (cont.)

Statements of Changes in Net Assets
for the years ended August 31, 1996 and 1995

                               1996           1995
                            ----------     ----------
Increase (decrease) in net assets:
Operations:
 Net investment income    $  22,022,608  $  22,806,562
 Net realized gain from
  investments and foreign
  currency transactions       4,578,673      5,243,923
Net unrealized appre-
 ciation on investments
 and translation of assets
 and liabilities denomi-
 nated in foreign currencies    520,346     11,072,599
                            ----------     ----------
   Net increase in net
    assets resulting from
    operations               27,121,627     39,123,084
Distributions to
 shareholders from
 undistributed net
 investment income          (22,655,316)   (21,691,260)
                            ----------     ----------
   Net increase in
    net assets                4,466,311     17,431,824
Net assets:
 Beginning of year          250,733,520    233,301,696
                            ----------     ----------
 End of year (including
  undistributed net
  investment income of
  $1,252,117 at 8/31/96
  and $1,948,330 at
  8/31/95)                 $255,199,831   $250,733,520
                            ==========     ==========




Statement of Cash Flows
for the year ended August 31, 1996

Interest and dividends received           $ 24,166,715
Operating expenses paid                     (2,869,704)
Interest expense paid                       (4,218,765)
                                        --------------
Cash provided - operations                  17,078,246
                                        --------------
Investment purchases                    (1,112,286,385)
Investment sales                         1,117,863,455
                                        --------------
Cash provided - investments                  5,577,070
                                        --------------
Distributions to shareholders              (22,655,316)
                                        --------------
Cash used - financing activities           (22,655,316)
                                        --------------
Net change in cash                                   --
Cash at beginning of year                            --
                                        --------------
Cash at end of year                            $     --
                                        ==============

The accompanying notes are an integral part of these financial statements.


FRANKLIN UNIVERSAL TRUST

NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION

Franklin Universal Trust (the Fund) was organized as a Massachusetts business trust on April 26, 1988, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940. The Fund has two classes of securities: senior fixed-rate notes (the Notes) and shares of beneficial interest (the Shares). The Fund seeks to provide high current income consistent with preservation of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION:

Portfolio securities listed on a securities exchange or on the NASDAQ for which market quotations are readily available are valued at the last sale price or, if there is no sale price, within the range of the most recent quoted bid and asked prices. Other securities are valued based on a variety of factors, including yield, risk, maturity, trade activity and recent developments related to the securities. Portfolio securities which are traded both in the over the counter market and on a securities exchange are valued according to the broadest and most representative market as determined by the Manager. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Trustees (the Board). Securities for which market quotations are not available, and securities restricted as to resale, are valued in accordance with procedures established by the Board.

The value of a foreign security is determined as of the earlier of the close of trading on the foreign exchange on which it is traded or the close of trading on the New York Stock Exchange. That value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked prices is used. Occasionally, events which affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Fund's net asset value, unless material. If events which materially affect the value of these foreign securities occur during such period, these securities will be valued in accordance with procedures established by the Board.

B. INCOME TAXES:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes.

C. SECURITY TRANSACTIONS:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

D. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Original issue discount is amortized as required by the Internal Revenue Code.

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and defaulted securities - see Note 9. Net realized capital gains and losses differ for financial statement and tax purposes primarily due to differing treatment of wash sale and foreign currency transactions.

E. ACCOUNTING ESTIMATES:

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. FOREIGN CURRENCY TRANSLATION:

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange of the currencies against U.S. dollars on the valuation date. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the day that the transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recognized when reported by the custodian.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, resulting from changes in exchange rates.

G. REPURCHASE AGREEMENTS:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by underlying U.S. government securities, which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying security marked to market daily to maintain coverage of at least 100%. At August 31, 1996, all outstanding repurchase agreements held by the Fund had been entered into on August 30, 1996.


NOTE 3 - SENIOR FIXED-RATE NOTES

On August 30, 1993, the Fund issued $75 million aggregate principal amount of a new class of five-year senior notes and received proceeds of $74,522,250 after deduction of underwriting commissions and discounts. The Notes are general unsecured obligations of the Fund and rank senior to all existing or future unsecured indebtedness of the Fund. The Notes are senior to the Shares and, in any liquidation of the Fund, the Notes must be paid in full before any payments would be made with respect to the Shares.

The Notes carry a rating by Standard & Poor's Corporation of "AAA" and bear interest, payable semi-annually, at the rate of 5.625% per annum, to maturity on September 1, 1998. The market value of the Notes as of August 31, 1996, is $73,507,500. Under the Investment Company Act of 1940, the Fund is required to maintain asset coverage for the Notes of at least 300%. In addition, pursuant to the agreement with respect to the Notes, the Fund is required to maintain on a semi-monthly basis a specified discounted asset value for its portfolio that equals or exceeds an amount determined under guidelines established by Standard & Poor's Corporation. The Fund has met these requirements during the year ended August 31, 1996.

The costs of $620,282 incurred by the Fund in connection with the issuance of the Notes are deferred and amortized on a straight-line basis over the term of the notes.

The discount relating to the issuance of these Notes, which amounted to $65,250, is being amortized to interest expense over a period of five years from August 30, 1993.


NOTE 4 - NET REALIZED CAPITAL GAINS - TAX BASIS

At August 31, 1996, for tax purposes, the Fund had accumulated net realized gains of $138,511. For tax purposes, the aggregate cost of securities is higher (and unrealized appreciation is lower) than for financial statement purposes at August 31, 1996 by $30,939.


NOTE 5 - TRUST SHARES

At August 31, 1996, there was an unlimited number of $.01 par value shares authorized. During the years ended August 31, 1996 and 1995, no shares were issued pursuant to the Fund's Dividend Reinvestment Plan; all reinvested dividends were satisfied with previously issued shares purchased in the open market pursuant to such Plan.


NOTE 6 - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

A. MANAGEMENT AGREEMENT

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers), provides investment advice, administrative services, office space and facilities to the Fund, and receives fees computed weekly and payable monthly at an annualized rate of 0.75% of the Fund's average weekly net assets (total assets less liabilities other than the principal amount of the Notes).

B. OTHER AFFILIATES AND RELATED PARTY TRANSACTIONS

Certain officers and trustees of the Fund are also officers and/or directors of Advisers, a wholly-owned subsidiary of Franklin Resources, Inc.


NOTE 7 - STATEMENT OF CASH FLOWS

The Fund's financial statements for the year ended August 31, 1996 include a Statement of Cash Flows in compliance with SFAS 102. Cash provided from operations differs from net investment income because of amortization of bond discount, amortization of note issuance costs, commissions and discounts, bonds paid-in-kind, stock dividends and year-end income and expense accrual changes aggregating $4,944,362.


NOTE 8 - RESTRICTED SECURITIES

A restricted security is a security which has not been registered with the Securities and Exchange Commission pursuant to the Securities Act of 1933. The Fund may purchase restricted securities through a private offering and they cannot be sold without prior registration under the Securities Act of 1933 unless such sale is pursuant to an exemption therefrom. Subsequent costs of registration of such securities are borne by the issuer. A secondary market exists for certain privately placed securities. The Fund's restricted securities are currently valued as disclosed in Note 2. At August 31, 1996, the Fund held restricted securities with a value aggregating $2,801,719, representing 1.10% of the Fund's net assets. Such securities are:


    Face                                                                    Acquisition
   Amount     Security                                                         Date         Cost         Value
  --------    --------------------------------------------                    -------     --------     --------
 $2,112,462   Atherton Franchise Capital, L.P., 11.00%, 05/01/06.........    04/28/94    $2,112,463   $1,774,468

  1,600,000   Beatrice Foods, Inc. S.F., senior sub. notes, 12.00%, 12/01/01 11/19/91     1,600,000      680,000

   Shares/
  Warrants
  --------
     35,141   NVR, Inc. .................................................    11/25/88       685,392      329,447

     35,607   NVR, Inc., warrants .......................................    09/29/93       151,330       17,804


NOTE 9 - CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 68.44% of its portfolio invested in lower rated and comparable quality unrated securities. At August 31, 1996, the Fund held two defaulted securities issued by two companies with a value aggregating $1,292,250, representing .51% of the Fund's net assets.


Note 10 - OTHER CONSIDERATIONS

As the Fund's Manager, Advisers may serve as a member of various credit committees, representing credit interests in certain corporate restructuring negotiations. Currently, Advisers serves on the credit committees for Forstmann Textile & Co., Inc. and Beatrice Foods, Inc. and therefore may be in possession of certain material non-public information. Advisers has not sold, nor does it intend to sell, any of the Fund's holdings in these securities while in possession of material non-public information in contravention of the Federal Securities Laws.


NOTE 11 - SUBSEQUENT EVENTS

On September 13, 1996, the Board of Trustees declared dividends as follows:

                                                    From Undistributed Net
          Record Date             Payment Date        Investment Income
          ---------------        ---------------      ----------------
          September 13, 1996     September 30, 1996         $.067
          October 15, 1996       October 31, 1996            .067


NOTE 12 - FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period are as follows:

                                                                             Year Ended August 31,
                                                                 1996      1995      1994      1993       1992
                                                                -------   -------   -------   -------    -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ......................     $9.36     $8.71     $9.81     $8.94      $7.50
                                                                -------   -------   -------   -------    -------
 Net investment income.....................................      0.82      0.85      0.84      0.88       0.80
 Net realized and unrealized gain (loss) on securities ....      0.20      0.61     (1.08)     0.74       1.465
                                                                -------   -------   -------   -------    -------
Total from investment operations...........................      1.02      1.46     (0.24)     1.62       2.265
                                                                -------   -------   -------   -------    -------
Less distributions from:
 Net investment income.....................................     (0.85)    (0.81)    (0.86)    (0.750)    (0.797)
 Return of capital.........................................       --        --        --         --      (0.028)
                                                                -------   -------   -------   -------    -------
Total distributions........................................     (0.85)    (0.81)    (0.86)    (0.750)    (0.825)
                                                                -------   -------   -------   -------    -------
Net asset value at end of period ..........................     $9.53     $9.36     $8.71     $9.81      $8.94
                                                                =======   =======   =======   =======    =======
Market value per share at end of period1...................     $9.125    $8.875    $8.125    $9.50      $8.50
                                                                =======   =======   =======   =======    =======
TOTAL INVESTMENT RETURN:
 Based on market value per share2..........................     12.84%    20.42%    (5.60)%   21.16%     32.39%
RATIO TO AVERAGE NET ASSETS:
 Expenses..................................................      2.17%     2.26%     2.30%     3.24%      3.36%
 Net investment income.....................................      6.63%     7.30%     7.04%     7.39%      7.28%
SUPPLEMENTAL DATA:
 Net assets at end of period (in 000's)....................    $255,200  $250,734  $233,302  $262,793   $239,486
 Portfolio turnover rate...................................     19.24%    27.41%    36.76%    39.49%     30.44%
 Average commission rate3..................................     $ .0528     --         --         --        --
 Total debt outstanding at end of period (in 000's)........   $  74,974  $ 74,961  $ 74,948  $ 74,523   $ 71,475
 Asset coverage per $1,000 of debt                           $    3,404   $ 3,345   $ 3,113   $ 3,526    $ 3,351

(FOR NOTES OUTSTANDING THROUGHOUT THE YEAR)

   Year      Face Amount of    Average Monthly       Average       Average Amount of
   Ended    Notes Outstanding  Face Amount of     Monthly Shares    Notes Per Share
August 31,     End of Year    Notes Outstanding     Outstanding     During the Year
  -------     ------------      ------------        -----------      ------------
   1992        $71,600,000       $71,600,000        26,779,333           $2.67
   1993        $75,000,000       $71,883,333        26,779,333           $2.68
   1994        $75,000,000       $75,000,000        26,779,333           $2.80
   1995        $75,000,000       $75,000,000        26,779,333           $2.80
   1996        $75,000,000       $75,000,000        26,779,333           $2.80

1Based on last sale on the New York Stock Exchange.
2Total return measures the change in value of an investment over the periods indicated. It is not annualized. It reflects the change in market value of the capital shares, and assumes reinvestment of dividends and capital gains in accordance with the dividend reinvestment plan.
3Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.

The percentage of income dividends paid (including short-term capital gains distribution, if any) by the Fund during the fiscal year ended August 31, 1996, which qualified for the 70% dividends received deduction, was 16.26%. The Fund hereby designates these amounts as dividends qualifying for the dividends received deductions under Internal Revenue Code Section 854(b)(2).

FRANKLIN UNIVERSAL TRUST

Report of Independent Auditors

To the Shareholders and Board of Trustees of Franklin Universal Trust

We have audited the accompanying statements of assets and liabilities of the Franklin Universal Trust (the Fund), including the Fund's statement of investments in securities and net assets, as of August 31, 1996, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.


San Francisco, California
October 3, 1996





To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.



Franklin Universal Trust Annual Report 8/31/96

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This line graph shows the federal funds target rate for the period of 3/1/95 through 8/31/96.

Period Ending          Target Rate

3/1/95                    6.00%
3/2/95                    6.00%
3/3/95                    6.00%
3/6/95                    6.00%
3/7/95                    6.00%
3/8/95                    6.00%
3/9/95                    6.00%
3/10/95                   6.00%
3/13/95                   6.00%
3/14/95                   6.00%
3/15/95                   6.00%
3/16/95                   6.00%
3/17/95                   6.00%
3/20/95                   6.00%
3/21/95                   6.00%
3/22/95                   6.00%
3/23/95                   6.00%
3/24/95                   6.00%
3/27/95                   6.00%
3/28/95                   6.00%
3/29/95                   6.00%
3/30/95                   6.00%
3/31/95                   6.00%
4/3/95                    6.00%
4/4/95                    6.00%
4/5/95                    6.00%
4/6/95                    6.00%
4/7/95                    6.00%
4/10/95                   6.00%
4/11/95                   6.00%
4/12/95                   6.00%
4/13/95                   6.00%
4/17/95                   6.00%
4/18/95                   6.00%
4/19/95                   6.00%
4/20/95                   6.00%
4/21/95                   6.00%
4/24/95                   6.00%
4/25/95                   6.00%
4/26/95                   6.00%
4/27/95                   6.00%
4/28/95                   6.00%
5/1/95                    6.00%
5/2/95                    6.00%
5/3/95                    6.00%
5/4/95                    6.00%
5/5/95                    6.00%
5/8/95                    6.00%
5/9/95                    6.00%
5/10/95                   6.00%
5/11/95                   6.00%
5/12/95                   6.00%
5/15/95                   6.00%
5/16/95                   6.00%
5/17/95                   6.00%
5/18/95                   6.00%
5/19/95                   6.00%
5/22/95                   6.00%
5/23/95                   6.00%
5/24/95                   6.00%
5/25/95                   6.00%
5/26/95                   6.00%
5/30/95                   6.00%
5/31/95                   6.00%
6/1/95                    6.00%
6/2/95                    6.00%
6/5/95                    6.00%
6/6/95                    6.00%
6/7/95                    6.00%
6/8/95                    6.00%
6/9/95                    6.00%
6/12/95                   6.00%
6/13/95                   6.00%
6/14/95                   6.00%
6/15/95                   6.00%
6/16/95                   6.00%
6/19/95                   6.00%
6/20/95                   6.00%
6/21/95                   6.00%
6/22/95                   6.00%
6/23/95                   6.00%
6/26/95                   6.00%
6/27/95                   6.00%
6/28/95                   6.00%
6/29/95                   6.00%
6/30/95                   6.00%
7/3/95                    6.00%
7/5/95                    6.00%
7/6/95                    5.75%
7/7/95                    5.75%
7/10/95                   5.75%
7/11/95                   5.75%
7/12/95                   5.75%
7/13/95                   5.75%
7/14/95                   5.75%
7/17/95                   5.75%
7/18/95                   5.75%
7/19/95                   5.75%
7/20/95                   5.75%
7/21/95                   5.75%
7/24/95                   5.75%
7/25/95                   5.75%
7/26/95                   5.75%
7/27/95                   5.75%
7/28/95                   5.75%
7/31/95                   5.75%
8/1/95                    5.75%
8/2/95                    5.75%
8/3/95                    5.75%
8/4/95                    5.75%
8/7/95                    5.75%
8/8/95                    5.75%
8/9/95                    5.75%
8/10/95                   5.75%
8/11/95                   5.75%
8/14/95                   5.75%
8/15/95                   5.75%
8/16/95                   5.75%
8/17/95                   5.75%
8/18/95                   5.75%
8/21/95                   5.75%
8/22/95                   5.75%
8/23/95                   5.75%
8/24/95                   5.75%
8/25/95                   5.75%
8/28/95                   5.75%
8/29/95                   5.75%
8/30/95                   5.75%
8/31/95                   5.75%
9/1/95                    5.75%
9/5/95                    5.75%
9/6/95                    5.75%
9/7/95                    5.75%
9/8/95                    5.75%
9/11/95                   5.75%
9/12/95                   5.75%
9/13/95                   5.75%
9/14/95                   5.75%
9/15/95                   5.75%
9/18/95                   5.75%
9/19/95                   5.75%
9/20/95                   5.75%
9/21/95                   5.75%
9/22/95                   5.75%
9/25/95                   5.75%
9/26/95                   5.75%
9/27/95                   5.75%
9/28/95                   5.75%
9/29/95                   5.75%
10/2/95                   5.75%
10/3/95                   5.75%
10/4/95                   5.75%
10/5/95                   5.75%
10/6/95                   5.75%
10/9/95                   5.75%
10/10/95                  5.75%
10/11/95                  5.75%
10/12/95                  5.75%
10/13/95                  5.75%
10/16/95                  5.75%
10/17/95                  5.75%
10/18/95                  5.75%
10/19/95                  5.75%
10/20/95                  5.75%
10/23/95                  5.75%
10/24/95                  5.75%
10/25/95                  5.75%
10/26/95                  5.75%
10/27/95                  5.75%
10/30/95                  5.75%
10/31/95                  5.75%
11/1/95                   5.75%
11/2/95                   5.75%
11/3/95                   5.75%
11/6/95                   5.75%
11/7/95                   5.75%
11/8/95                   5.75%
11/9/95                   5.75%
11/10/95                  5.75%
11/13/95                  5.75%
11/14/95                  5.75%
11/15/95                  5.75%
11/16/95                  5.75%
11/17/95                  5.75%
11/20/95                  5.75%
11/21/95                  5.75%
11/22/95                  5.75%
11/24/95                  5.75%
11/27/95                  5.75%
11/28/95                  5.75%
11/29/95                  5.75%
11/30/95                  5.75%
12/1/95                   5.75%
12/4/95                   5.75%
12/5/95                   5.75%
12/6/95                   5.75%
12/7/95                   5.75%
12/8/95                   5.75%
12/11/95                  5.75%
12/12/95                  5.75%
12/13/95                  5.75%
12/14/95                  5.75%
12/15/95                  5.75%
12/18/95                  5.75%
12/19/95                  5.50%
12/20/95                  5.50%
12/21/95                  5.50%
12/22/95                  5.50%
12/26/95                  5.50%
12/27/95                  5.50%
12/28/95                  5.50%
12/29/95                  5.50%
1/2/96                    5.50%
1/3/96                    5.50%
1/4/96                    5.50%
1/5/96                    5.50%
1/8/96                    5.50%
1/9/96                    5.50%
1/10/96                   5.50%
1/11/96                   5.50%
1/12/96                   5.50%
1/15/96                   5.50%
1/16/96                   5.50%
1/17/96                   5.50%
1/18/96                   5.50%
1/19/96                   5.50%
1/22/96                   5.50%
1/23/96                   5.50%
1/24/96                   5.50%
1/25/96                   5.50%
1/26/96                   5.50%
1/29/96                   5.50%
1/30/96                   5.50%
1/31/96                   5.25%
2/1/96                    5.25%
2/2/96                    5.25%
2/5/96                    5.25%
2/6/96                    5.25%
2/7/96                    5.25%
2/8/96                    5.25%
2/9/96                    5.25%
2/12/96                   5.25%
2/13/96                   5.25%
2/14/96                   5.25%
2/15/96                   5.25%
2/16/96                   5.25%
2/20/96                   5.25%
2/21/96                   5.25%
2/22/96                   5.25%
2/23/96                   5.25%
2/26/96                   5.25%
2/27/96                   5.25%
2/28/96                   5.25%
2/29/96                   5.25%
3/1/96                    5.25%
3/4/96                    5.25%
3/5/96                    5.25%
3/6/96                    5.25%
3/7/96                    5.25%
3/8/96                    5.25%
3/11/96                   5.25%
3/12/96                   5.25%
3/13/96                   5.25%
3/14/96                   5.25%
3/15/96                   5.25%
3/18/96                   5.25%
3/19/96                   5.25%
3/20/96                   5.25%
3/21/96                   5.25%
3/22/96                   5.25%
3/25/96                   5.25%
3/26/96                   5.25%
3/27/96                   5.25%
3/28/96                   5.25%
3/29/96                   5.25%
4/1/96                    5.25%
4/2/96                    5.25%
4/3/96                    5.25%
4/4/96                    5.25%
4/8/96                    5.25%
4/9/96                    5.25%
4/10/96                   5.25%
4/11/96                   5.25%
4/12/96                   5.25%
4/15/96                   5.25%
4/16/96                   5.25%
4/17/96                   5.25%
4/18/96                   5.25%
4/19/96                   5.25%
4/22/96                   5.25%
4/23/96                   5.25%
4/24/96                   5.25%
4/25/96                   5.25%
4/26/96                   5.25%
4/29/96                   5.25%
4/30/96                   5.25%
5/1/96                    5.25%
5/2/96                    5.25%
5/3/96                    5.25%
5/6/96                    5.25%
5/7/96                    5.25%
5/8/96                    5.25%
5/9/96                    5.25%
5/10/96                   5.25%
5/13/96                   5.25%
5/14/96                   5.25%
5/15/96                   5.25%
5/16/96                   5.25%
5/17/96                   5.25%
5/20/96                   5.25%
5/21/96                   5.25%
5/22/96                   5.25%
5/23/96                   5.25%
5/24/96                   5.25%
5/27/96                   5.25%
5/29/96                   5.25%
5/30/96                   5.25%
5/31/96                   5.25%
6/3/96                    5.25%
6/4/96                    5.25%
6/5/96                    5.25%
6/6/96                    5.25%
6/7/96                    5.25%
6/10/96                   5.25%
6/11/96                   5.25%
6/12/96                   5.25%
6/13/96                   5.25%
6/14/96                   5.25%
6/17/96                   5.25%
6/18/96                   5.25%
6/19/96                   5.25%
6/20/96                   5.25%
6/21/96                   5.25%
6/24/96                   5.25%
6/25/96                   5.25%
6/26/96                   5.25%
6/27/96                   5.25%
6/28/96                   5.25%
7/1/96                    5.25%
7/2/96                    5.25%
7/3/96                    5.25%
7/5/96                    5.25%
7/8/96                    5.25%
7/9/96                    5.25%
7/10/96                   5.25%
7/11/96                   5.25%
7/12/96                   5.25%
7/15/96                   5.25%
7/16/96                   5.25%
7/17/96                   5.25%
7/18/96                   5.25%
7/19/96                   5.25%
7/22/96                   5.25%
7/23/96                   5.25%
7/24/96                   5.25%
7/25/96                   5.25%
7/26/96                   5.25%
7/29/96                   5.25%
7/30/96                   5.25%
7/31/96                   5.25%
8/1/96                    5.25%
8/2/96                    5.25%
8/5/96                    5.25%
8/6/96                    5.25%
8/7/96                    5.25%
8/8/96                    5.25%
8/9/96                    5.25%
8/12/96                   5.25%
8/13/96                   5.25%
8/14/96                   5.25%
8/15/96                   5.25%
8/16/96                   5.25%
8/19/96                   5.25%
8/20/96                   5.25%
8/21/96                   5.25%
8/22/96                   5.25%
8/23/96                   5.25%
8/26/96                   5.25%
8/27/96                   5.25%
8/28/96                   5.25%
8/29/96                   5.25%
8/30/96                   5.25%


GRAPHIC MATERIAL (2)

This line graph shows the Dow Jones Industrial Average closing prices for the period of 3/1/95 through 8/31/96.

Period Ending     Price

3/1/95                     3994.8
3/2/95                     3979.93
3/3/95                     3989.61
3/6/95                     3997.56
3/7/95                     3962.63
3/8/95                     3979.23
3/9/95                     3983.39
3/10/95                    4035.61
3/13/95                    4025.23
3/14/95                    4048.75
3/15/95                    4038.37
3/16/95                    4069.15
3/17/95                    4073.65
3/20/95                    4083.68
3/21/95                    4072.61
3/22/95                    4082.99
3/23/95                    4087.83
3/24/95                    4138.668
3/27/95                    4157.34
3/28/95                    4151.809
3/29/95                    4160.797
3/30/95                    4172.559
3/31/95                    4157.688
4/3/95                     4168.406
4/4/95                     4201.609
4/5/95                     4200.566
4/6/95                     4205.406
4/7/95                     4192.617
4/10/95                    4198.148
4/11/95                    4187.078
4/12/95                    4197.809
4/13/95                    4208.18
4/17/95                    4195.379
4/18/95                    4179.129
4/19/95                    4207.488
4/20/95                    4230.656
4/21/95                    4270.09
4/24/95                    4303.977
4/25/95                    4300.168
4/26/95                    4299.828
4/27/95                    4314.699
4/28/95                    4321.27
5/1/95                     4316.078
5/2/95                     4328.879
5/3/95                     4373.148
5/4/95                     4359.656
5/5/95                     4343.398
5/8/95                     4383.867
5/9/95                     4390.777
5/10/95                    4404.617
5/11/95                    4411.188
5/12/95                    4430.559
5/15/95                    4437.469
5/16/95                    4435.047
5/17/95                    4422.598
5/18/95                    4340.637
5/19/95                    4341.328
5/22/95                    4395.629
5/23/95                    4436.438
5/24/95                    4438.156
5/25/95                    4412.227
5/26/95                    4369
5/30/95                    4378.68
5/31/95                    4465.137
6/1/95                     4472.75
6/2/95                     4444.387
6/5/95                     4476.547
6/6/95                     4485.199
6/7/95                     4462.03
6/8/95                     4458.57
6/9/95                     4423.99
6/12/95                    4446.46
6/13/95                    4484.51
6/14/95                    4491.08
6/15/95                    4496.27
6/16/95                    4510.79
6/19/95                    4553.68
6/20/95                    4550.56
6/21/95                    4547.1
6/22/95                    4589.64
6/23/95                    4585.84
6/26/95                    4551.25
6/27/95                    4542.61
6/28/95                    4556.79
6/29/95                    4550.56
6/30/95                    4556.1
7/3/95                     4585.15
7/5/95                     4615.23
7/6/95                     4664
7/7/95                     4702.73
7/10/95                    4702.39
7/11/95                    4680.6
7/12/95                    4727.29
7/13/95                    4727.48
7/14/95                    4708.82
7/17/95                    4736.29
7/18/95                    4686.28
7/19/95                    4628.87
7/20/95                    4641.55
7/21/95                    4641.55
7/24/95                    4668.67
7/25/95                    4714.45
7/26/95                    4707.06
7/27/95                    4732.77
7/28/95                    4715.51
7/31/95                    4708.47
8/1/95                     4700.37
8/2/95                     4690.15
8/3/95                     4701.42
8/4/95                     4683.46
8/7/95                     4693.32
8/8/95                     4693.32
8/9/95                     4671.49
8/10/95                    4643.66
8/11/95                    4618.3
8/14/95                    4659.86
8/15/95                    4640.84
8/16/95                    4639.08
8/17/95                    4630.63
8/18/95                    4617.6
8/21/95                    4614.78
8/22/95                    4620.42
8/23/95                    4584.85
8/24/95                    4580.62
8/25/95                    4601.4
8/28/95                    4594
8/29/95                    4608.44
8/30/95                    4604.57
8/31/95                    4610.56
9/1/95                     4647.54
9/5/95                     4670.08
9/6/95                     4683.81
9/7/95                     4669.72
9/8/95                     4700.72
9/11/95                    4704.94
9/12/95                    4747.21
9/13/95                    4765.52
9/14/95                    4801.8
9/15/95                    4797.57
9/18/95                    4780.41
9/19/95                    4767.04
9/20/95                    4792.69
9/21/95                    4767.4
9/22/95                    4764.1
9/25/95                    4769.93
9/26/95                    4765.6
9/27/95                    4762.35
9/28/95                    4787.64
9/29/95                    4789.08
10/2/95                    4761.26
10/3/95                    4749.7
10/4/95                    4740.67
10/5/95                    4762.71
10/6/95                    4769.21
10/9/95                    4726.22
10/10/95                   4720.8
10/11/95                   4735.25
10/12/95                   4764.88
10/13/95                   4793.78
10/16/95                   4784.38
10/17/95                   4795.94
10/18/95                   4777.52
10/19/95                   4802.45
10/20/95                   4794.86
10/23/95                   4755.48
10/24/95                   4783.66
10/25/95                   4753.68
10/26/95                   4703.82
10/27/95                   4741.75
10/30/95                   4756.57
10/31/95                   4755.48
11/1/95                    4766.68
11/2/95                    4808.59
11/3/95                    4825.57
11/6/95                    4814.01
11/7/95                    4797.03
11/8/95                    4852.67
11/9/95                    4864.23
11/10/95                   4870.37
11/13/95                   4872.9
11/14/95                   4871.81
11/15/95                   4922.75
11/16/95                   4969.36
11/17/95                   4989.95
11/20/95                   4983.09
11/21/95                   5023.55
11/22/95                   5041.61
11/24/95                   5048.84
11/27/95                   5070.88
11/28/95                   5078.1
11/29/95                   5105.56
11/30/95                   5074.49
12/1/95                    5087.13
12/4/95                    5139.52
12/5/95                    5177.45
12/6/95                    5199.13
12/7/95                    5159.39
12/8/95                    5156.86
12/11/95                   5184.32
12/12/95                   5174.92
12/13/95                   5216.47
12/14/95                   5182.15
12/15/95                   5176.73
12/18/95                   5075.21
12/19/95                   5109.89
12/20/95                   5059.32
12/21/95                   5096.53
12/22/95                   5097.97
12/26/95                   5110.26
12/27/95                   5105.92
12/28/95                   5095.8
12/29/95                   5117.12
1/2/96                     5177.45
1/3/96                     5194.07
1/4/96                     5173.84
1/5/96                     5181.43
1/8/96                     5197.68
1/9/96                     5130.13
1/10/96                    5032.94
1/11/96                    5065.1
1/12/96                    5061.12
1/15/96                    5043.78
1/16/96                    5088.22
1/17/96                    5066.9
1/18/96                    5124.35
1/19/96                    5184.68
1/22/96                    5219.36
1/23/96                    5192.27
1/24/96                    5242.84
1/25/96                    5216.83
1/26/96                    5271.75
1/29/96                    5304.98
1/30/96                    5381.21
1/31/96                    5395.3
2/1/96                     5405.06
2/2/96                     5373.99
2/5/96                     5407.59
2/6/96                     5459.61
2/7/96                     5492.12
2/8/96                     5539.45
2/9/96                     5541.62
2/12/96                    5600.15
2/13/96                    5601.23
2/14/96                    5579.55
2/15/96                    5551.37
2/16/96                    5503.32
2/20/96                    5458.53
2/21/96                    5515.97
2/22/96                    5608.46
2/23/96                    5630.49
2/26/96                    5565.1
2/27/96                    5549.21
2/28/96                    5506.21
2/29/96                    5485.62
3/1/96                     5536.56
3/4/96                     5600.15
3/5/96                     5642.42
3/6/96                     5629.77
3/7/96                     5641.69
3/8/96                     5470.45
3/11/96                    5581
3/12/96                    5583.89
3/13/96                    5568.72
3/14/96                    5586.06
3/15/96                    5584.97
3/18/96                    5683.6
3/19/96                    5669.51
3/20/96                    5655.42
3/21/96                    5626.88
3/22/96                    5636.64
3/25/96                    5643.86
3/26/96                    5670.6
3/27/96                    5626.88
3/28/96                    5630.85
3/29/96                    5587.14
4/1/96                     5637.72
4/2/96                     5671.68
4/3/96                     5689.74
4/4/96                     5682.88
4/8/96                     5594.37
4/9/96                     5560.41
4/10/96                    5485.98
4/11/96                    5487.07
4/12/96                    5532.59
4/15/96                    5592.92
4/16/96                    5620.02
4/17/96                    5549.93
4/18/96                    5551.74
4/19/96                    5535.48
4/22/96                    5564.74
4/23/96                    5588.59
4/24/96                    5553.9
4/25/96                    5566.91
4/26/96                    5567.99
4/29/96                    5573.41
4/30/96                    5569.08
5/1/96                     5575.22
5/2/96                     5498.27
5/3/96                     5478.03
5/6/96                     5464.31
5/7/96                     5420.95
5/8/96                     5474.06
5/9/96                     5475.14
5/10/96                    5518.14
5/13/96                    5582.6
5/14/96                    5624.71
5/15/96                    5625.44
5/16/96                    5635.05
5/17/96                    5687.5
5/20/96                    5748.82
5/21/96                    5736.26
5/22/96                    5778
5/23/96                    5762.12
5/24/96                    5762.86
5/28/96                    5709.67
5/29/96                    5673.83
5/30/96                    5693.41
5/31/96                    5643.18
6/3/96                     5624.71
6/4/96                     5665.71
6/5/96                     5697.48
6/6/96                     5667.19
6/7/96                     5697.11
6/10/96                    5687.87
6/11/96                    5668.66
6/12/96                    5668.29
6/13/96                    5657.95
6/14/96                    5649.45
6/17/96                    5652.78
6/18/96                    5628.03
6/19/96                    5648.35
6/20/96                    5659.43
6/21/96                    5705.23
6/24/96                    5717.79
6/25/96                    5719.27
6/26/96                    5682.7
6/27/96                    5677.53
6/28/96                    5654.63
7/1/96                     5729.98
7/2/96                     5720.38
7/3/96                     5703.02
7/5/96                     5588.14
7/8/96                     5550.83
7/9/96                     5581.86
7/10/96                    5603.65
7/11/96                    5520.5
7/12/96                    5510.56
7/15/96                    5349.51
7/16/96                    5358.76
7/17/96                    5376.88
7/18/96                    5464.18
7/19/96                    5426.82
7/22/96                    5390.94
7/23/96                    5346.55
7/24/96                    5354.69
7/25/96                    5422.01
7/26/96                    5473.06
7/29/96                    5434.59
7/30/96                    5481.93
7/31/96                    5528.91
8/1/96                     5594.75
8/2/96                     5679.83
8/5/96                     5674.28
8/6/96                     5696.11
8/7/96                     5718.67
8/8/96                     5713.49
8/9/96                     5681.31
8/12/96                    5704.98
8/13/96                    5647.28
8/14/96                    5666.88
8/15/96                    5665.78
8/16/96                    5689.45
8/19/96                    5699.44
8/20/96                    5721.26
8/21/96                    5689.82
8/22/96                    5733.47
8/23/96                    5722.74
8/26/96                    5693.89
8/27/96                    5711.27
8/28/96                    5712.38
8/29/96                    5647.65
8/30/96                    5616.21

GRAPHIC MATERIAL (3)

This pie chart shows the breakdown of the portfolio's securities on 8/31/96, based on total market value.

Portfolio Breakdown on August 31, 1996

Corporate Bonds                         64.68%
Natural Resources Equities & Preferred   2.73%
Foreign Government Agencies              0.23%
Utilities Stocks                        23.62%
Convertible Bonds                        1.61%
Partnership Units                        0.12%
Miscellaneous                            6.99%
Cash & Equivalents                       0.02%